CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Unaudited) (Tables)	6 Months Ended
Jan. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Parent Company Balance Sheet

January 31,
2024
(Unaudited)
ASSETS
Cash	$117,661
Prepaid expense	250
Receivable from subsidiaries	207,584
Investment in subsidiaries	359,167
Total Assets	$684,662

LIABILITIES
Accounts payable and other accrued liabilities	$9,800
Due to related parties	2,132
11,932

Stockholders’ equity
Series A Preferred stock, $0.0001 par value; 80,000 shares authorized; 0 and 80,000 shares issued and outstanding as of January 31, 2024 and July 31, 2023, respectively	–
Undesignated preferred stock, $0.0001 par value; 20,000,000 shares authorized; no shares issued and outstanding	–
Common stock, $0.0001 par value, 100,000,000 shares authorized; 14,781,803 and 5,903,481 shares issued and outstanding as of January 31, 2024 and July 31, 2023, respectively	1,478
Additional paid-in capital	882,424
Accumulated deficit	(211,172)
Total stockholders’ equity	672,730

Total Liabilities and Stockholders’ Equity	$684,662

Parent Company Statement of Operations

For the six months ended January 31,
2024
(Unaudited)
EXPENSES:
General and administrative	$(197,930)

OTHER INCOME:
Income from investment in subsidiaries	263,279

Net Income	$65,349

Parent Company Statement of Cash Flows

For the six months ended
January 31, 2024

Cash flows from operating activities:
Net income	$65,349
Adjustments to reconcile net income to net cash (used in) operating activities:
Share of gain from investment in subsidiaries	(263,279)
Change in operating assets and liabilities:
Prepaid expense	1,500
Accounts payable and other accrued liabilities	(7,578)
Net cash (used in) operating activities	(204,008)

Cash flows from financing activities:
Proceeds received from private offerings	433,213
Repayment of operating funds to related party	(178,097)
Net cash provided by financing activities	255,116

Net increase in cash and cash equivalents	51,108
Cash and cash equivalents at beginning of period	66,553
Cash and cash equivalents at end of period	$117,661